COMBINED STATEMENTS OF CHANGES IN PARENT COMPANY NET INVESTMENT - USD ($) $ in Thousands	3 Months Ended						12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance at the beginning	$ 226,943	$ 224,921	$ 234,307	$ 226,403	$ 227,600	$ 235,537	$ 235,537	$ 218,243	$ 204,882
Net loss (as restated)	(12,596)	(10,276)	(6,282)	(7,890)	(8,625)	(7,455)	(27,042)	(17,557)	(13,589)
Parent allocation of share-based compensation	5,279	3,848	3,146	3,809	4,417	3,379	15,065	9,165	6,660
Net transfers from parent company (as restated)	13,084	8,450	(6,250)	5,680	3,011	(3,861)	10,747	25,686	20,290
Balance at the end	$ 232,710	$ 226,943	$ 224,921	$ 228,002	$ 226,403	$ 227,600	$ 234,307	$ 235,537	$ 218,243